Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any events that require disclosure in the condensed consolidated financial statements.
On July 29, 2022, the Company and FiscalNote Holdings, Inc. consummated the transactions contemplated by the Business Combination Agreement. (see Note 1).

Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements which have not previously been disclosed within the consolidated financial statements.